UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Inflation-Protected Bond Index Fund

September 30, 2018

ZXF-QTLY-1118
1.9881641.101

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$60,286	$54,900
0.75% 2/15/42	82,350	77,620
0.75% 2/15/45	101,666	94,696
0.875% 2/15/47	73,078	69,992
1% 2/15/46	74,450	73,610
1% 2/15/48	51,097	50,519
1.375% 2/15/44	91,911	98,651
1.75% 1/15/28	69,769	74,747
2% 1/15/26	86,340	92,926
2.125% 2/15/40	36,144	43,750
2.125% 2/15/41	47,181	57,498
2.375% 1/15/25	118,986	129,698
2.375% 1/15/27	69,979	78,010
2.5% 1/15/29	66,904	76,978
3.375% 4/15/32	26,975	35,091
3.625% 4/15/28	59,207	73,589
3.875% 4/15/29	72,049	92,879
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	222,757	219,920
0.125% 4/15/21	193,519	189,626
0.125% 1/15/22	179,261	174,884
0.125% 4/15/22	188,594	183,305
0.125% 7/15/22	184,103	179,708
0.125% 1/15/23	185,603	179,746
0.125% 7/15/24	180,424	173,417
0.125% 7/15/26	152,443	143,848
0.25% 1/15/25	180,875	173,645
0.375% 7/15/23	184,090	180,564
0.375% 7/15/25	180,654	175,031
0.375% 1/15/27	151,271	144,538
0.375% 7/15/27	149,379	142,841
0.5% 1/15/28	148,139	142,285
0.625% 7/15/21	162,127	161,743
0.625% 4/15/23	125,804	124,231
0.625% 1/15/24	183,607	181,231
0.625% 1/15/26	162,269	158,896
0.75% 7/15/28	99,390	97,907
1.125% 1/15/21	153,217	154,172
1.25% 7/15/20	134,043	135,602
1.375% 1/15/20	87,403	88,050
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $4,854,437)		4,780,344
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,854,437)		4,780,344
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,230
NET ASSETS - 100%		$4,786,574

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Fund

September 30, 2018

PIB-QTLY-1118
1.939225.106

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$73,249,075	$66,705,777
0.75% 2/15/42	99,100,662	93,204,756
0.75% 2/15/45	123,185,128	114,739,408
0.875% 2/15/47	88,756,241	85,008,712
1% 2/15/46	90,488,536	89,467,931
1% 2/15/48	61,373,629	60,679,385
1.375% 2/15/44	110,544,543	118,652,204
1.75% 1/15/28	84,103,858	90,104,818
2% 1/15/26	104,417,589	112,383,115
2.125% 2/15/40	44,323,209	53,649,957
2.125% 2/15/41	56,404,501	68,738,717
2.375% 1/15/25	143,344,562	156,249,833
2.375% 1/15/27	84,010,126	93,650,482
2.5% 1/15/29	81,149,071	93,367,128
3.375% 4/15/32	32,736,596	42,585,407
3.625% 4/15/28	70,815,191	88,016,355
3.875% 4/15/29	86,170,185	111,083,640
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	269,277,508	265,847,709
0.125% 4/15/21	234,136,458	229,426,420
0.125% 1/15/22	216,119,276	210,842,989
0.125% 4/15/22	228,138,469	221,740,730
0.125% 7/15/22	222,902,465	217,580,883
0.125% 1/15/23	223,941,546	216,874,576
0.125% 7/15/24	217,775,435	209,317,695
0.125% 7/15/26	184,153,065	173,770,477
0.25% 1/15/25	218,289,405	209,564,536
0.375% 7/15/23	222,138,755	217,884,125
0.375% 7/15/25	218,047,132	211,260,131
0.375% 1/15/27	182,735,670	174,601,307
0.375% 7/15/27	180,573,456	172,670,515
0.5% 1/15/28	179,076,855	171,999,537
0.625% 7/15/21	195,801,820	195,337,017
0.625% 4/15/23	152,324,537	150,419,989
0.625% 1/15/24	221,507,564	218,641,909
0.625% 1/15/26	196,360,024	192,278,882
0.75% 7/15/28	120,586,245	118,787,260
1.125% 1/15/21	184,459,841	185,609,035
1.25% 7/15/20	161,266,007	163,142,467
1.375% 1/15/20	104,941,569	105,718,841
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $5,868,273,115)		5,771,604,655
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 2.11% (a)
(Cost $1,610,454)	1,610,132	1,610,454
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $5,869,883,569)		5,773,215,109
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,096,206
NET ASSETS - 100%		$5,784,311,315

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,995
Total	$57,995

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$5,771,604,655	$--	$5,771,604,655	$--
Money Market Funds	1,610,454	1,610,454	--	--
Total Investments in Securities:	$5,773,215,109	$1,610,454	$5,771,604,655	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Inflation-Protected Bond Index Fund

September 30, 2018

SIB-S-QTLY-1118
1.899334.109

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$103,028,039	$110,379,272
2% 1/15/26	127,913,387	137,671,297
2.375% 1/15/25	175,600,431	191,409,689
2.375% 1/15/27	102,914,528	114,724,209
3.625% 4/15/28	86,749,777	107,821,487
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	329,870,596	325,669,023
0.125% 4/15/21	286,822,478	281,052,574
0.125% 1/15/22	264,750,121	258,286,572
0.125% 4/15/22	279,474,340	271,636,976
0.125% 7/15/22	273,060,615	266,541,555
0.125% 1/15/23	274,332,652	265,675,479
0.125% 7/15/24	266,779,763	256,418,844
0.125% 7/15/26	225,591,237	212,872,356
0.25% 1/15/25	267,408,644	256,720,515
0.375% 7/15/23	272,124,495	266,912,487
0.375% 7/15/25	267,111,669	258,797,470
0.375% 1/15/27	223,855,369	213,890,588
0.375% 7/15/27	221,206,604	211,525,322
0.5% 1/15/28	219,372,775	210,702,916
0.625% 7/15/21	239,861,339	239,291,946
0.625% 4/15/23	186,601,109	184,267,993
0.625% 1/15/24	271,351,410	267,840,923
0.625% 1/15/26	240,544,847	235,545,369
0.75% 7/15/28	147,720,736	145,516,940
1.125% 1/15/21	225,966,762	227,374,546
1.25% 7/15/20	197,554,585	199,853,292
1.375% 1/15/20	128,555,461	129,507,634
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $5,932,956,431)		5,847,907,274
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 2.11% (a)
(Cost $264,877)	264,824	264,877
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,933,221,308)		5,848,172,151
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,277,875
NET ASSETS - 100%		$5,856,450,026

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,849
Total	$23,849

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$5,847,907,274	$--	$5,847,907,274	$--
Money Market Funds	264,877	264,877	--	--
Total Investments in Securities:	$5,848,172,151	$264,877	$5,847,907,274	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018